GENERAL (Policies)	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
Business Description:

A.      Business Description:

Nova Measuring Instruments Ltd. (the “Company”) was incorporated in May 1993 and commenced operations in October 1993 in the design, development and production of integrated process control systems, used in the manufacturing of semiconductors. In October 1995, the Company began manufacturing and marketing its systems. In recent years, the Company expanded its product offering to include stand-alone systems.

The Company continues research and development for the next generation of its products and additional applications for such products. The Company operates in one operating segment.

The Company has wholly owned subsidiaries in the United States of America (the “U.S.”), Japan, The Netherlands, Taiwan, Korea and Germany. The subsidiaries (the “subsidiaries”) are engaged in pre-sale activities and providing technical support to customers.

On April 2, 2015, the Company completed the acquisition of 100% shares of ReVera Inc. (hereinafter – ReVera) a privately-held U.S. company. For more details see Note 3.

The ordinary shares of the Company are traded on The NASDAQ Global Market since April, 2000 and on the Tel-Aviv Stock Exchange since June, 2002.